Taxation	9 Months Ended
Sep. 30, 2019
Taxation
Taxation
1 5 .	Taxation
a)	Value added tax (“VAT”)
The Group is subject to statutory VAT rate of 10% from January 1, 2019 to March 31, 2019, and 9% from April 1, 2019 for revenues from sales of audio, video products and books, and 16% from January 1, 2019 to March 31, 2019, and 13% from April 1, 2019 for sales of other products, respectively, in the PRC. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31,
2020 in comply with relevant VAT regulations of the PRC.
The Group is subject to VAT at the rate of 6% or 10%/9% (
10
% prior to April 1, 2019,
9
% from April 1, 2019) for revenues from logistics services, and 6% for revenues from online advertising and other services.
The Group is also subject to cultural undertaking development fees at the rate of 3% on revenues from online advertising services in the PRC, which is reduced by
50
% from July 1, 2019 to December 31, 2024.
b)	Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain
s
. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the
British Virgin Islands are not subject to tax on their income or capital gains.
Indonesia
Under the current laws of the Republic of Indonesia, the Group’s subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.
The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. In addition, the relevant EIT laws and regulations also provide that entities recognized as Software Enterprises are able to enjoy a tax holiday consisting of a two-year-
exemption commencing from their first profitable calendar year and a 50% reduction in ordinary tax rate for the following three calendar
years. Beijing Shangke has been entitled to an exemption from income tax for first two years and
50%
reduction for the next three years from its first profitable year as a “software enterprise”. It has also been qualified as
HNTE
and enjoys a preferential income tax rate of 15%. The privileges cannot be applied simultaneously. Beijing Shangke applied the privilege of “software enterprise”, and enjoyed a preferential income tax rate of 12.5% in 2019.
Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2020), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Several entities of the Group are
qualified as the enterprises within the Catalogue of Encouraged Industr ies
in Western Region
s
and enjoyed 15% preferential income tax rate.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities
a
re entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would entitle to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020.
The components of income tax expenses and effective income tax rate are as follows:

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Current income tax expenses	(387,682)	(1,018,967)
Deferred tax benefits/(expenses)	21,777	(304,336)
Total income tax expenses	(365,905)	(1,323,303)
Effective income tax rate	15.0%	13.7%

For interim income tax reporting, the Group estimates its annual effective tax rate and applies it to its year-to-date ordinary income. The tax effects of unusual or infrequently occurring items, including changes in judgment about valuation allowances and effects of changes in tax laws or rates are reflected in the interim periods presented.